Non-current assets held for sale (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets and liabilities held for sale [Line Items]
Property, plant and equipment	$ 104,719	$ 106,044
Goodwill	12,472	11,960
Intangible assets	9,991	10,200	$ 6,451
Loans	1,942	1,271
Inventories	22,819	28,081
Cash and cash equivalents	33,030	29,195	$ 30,681	$ 31,111
Trade and other receivables	31,123	34,010
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	151	1,242
Trade and other current payables	(61,155)	(63,984)
Lease liabilities	(11,121)	(8,549)
Current provisions	(4,418)	(6,332)
Deferred tax liabilities	(9,617)	(10,526)
Defined benefit pension plan and other post-retirement benefit plan deficits	(5,456)	(5,244)
Liabilities included in disposal groups classified as held for sale	(62)	(321)
Non-current assets held for sale [member]
Assets and liabilities held for sale [Line Items]
Property, plant and equipment	49	693
Goodwill	0	58
Intangible assets	3	0
Loans	1	0
Inventories	0	255
Cash and cash equivalents	0	35
Trade and other receivables	98	201
Trade and other current payables	(1)	(256)
Lease liabilities	(40)	(14)
Current provisions	(10)	(36)
Deferred tax liabilities	0	(15)
Defined benefit pension plan and other post-retirement benefit plan deficits	$ (11)	$ 0